Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

14.    Subsequent Events

Subsequent events have been evaluated through November 10, 2022, the date these condensed consolidated financial statements were available to be issued.

On October 5, 2022, the Company received the Certificate of Strike Off from the Cayman Registrar of Companies, which represents the completion of administratively dissolving Trust Stamp Cayman. As there were no operations established under the entity, there is a limited impact to Trust Stamp. The dissolution of Trust Stamp Cayman will be effective December 30, 2022.

17.    Subsequent Events

Subsequent events have been evaluated through April 6, 2022, the date these consolidated financial statements were available to be issued.

Regulation CF, D, and S Common Stock and Warrant Offering – On November 19, 2021, we closed the Regulation CF offering, having received binding commitments for 1,250,000 units at $4.00 per unit for a total of $5,000,000 in gross proceeds. We continued to hold closings on investments from investors who subscribed prior to November 19, 2021 until January 10, 2022, at which time we ceased to hold closings, having closed upon a final total of $4,551,900 in gross proceeds from the issuance of 1,137,975 Regulation CF Units to investors in this offering. The Company received $198,420 in gross proceeds from the issuance of 49,605 Regulation CF Units to investors after December 31, 2021.

On January 7, 2022, we closed the public portion of the Regulation D offering, having raised a final total of $863,956 in gross proceeds from the issuance of 215,989 Regulation D Units to investors in this offering. We conducted an additional close on February 2, 2022, receiving gross proceeds of $100,000 and issuing 25,000 Regulation D Units to that investor. The Company received $105,000 in gross proceeds from the issuance of 26,250 Regulation D Units to investors after December 31, 2021.

On January 7, 2022, we closed the Regulation S offering, having raised a final total of $224,416 in gross proceeds from the issuance of 56,104 Regulation S Units to investors in this offering. The Company received $5,000 in gross proceeds from the issuance of 1,250 Regulation S Units to investors after December 31, 2021.

Warrant Exercise - On December 21, 2021, Second Century Ventures, LLC executed a Notice of Exercise to purchase 2,037,560 shares of Class A Common Stock pursuant to the terms of the January 2020 warrant purchase agreement between the Company and SCV. SCV agreed to purchase each SCV warrant for $1.60 for a total purchase price of $3.26 million. Additionally, in the same transaction, REach® Ventures LLC (“REach®”) executed a Notice of Exercise to purchase 400,641 shares of Class A Common Stock pursuant to the terms of the September 2016 warrant purchase agreement between the Company and REach®. REach® agreed to purchase each REach® warrant share for $0.1664 for a total purchase price of $66,667. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $3.33 million to the Company for the combined warrant exercise.

Additional Malta Grant- On January 25, 2022, the Company entered into an additional agreement with the government of Malta for a grant of up to €100 thousand, in terms of the ‘Investment Aid to produce the COVID-19 Relevant Product’ program, to support the proposed investment. The estimated value of the grant is €136,568, at an aid intensity of 75% to cover eligible wage costs incurred after February 1, 2022 in relation to new employees engaged specifically for the implementation of the project. As of reporting date, no amounts have been received regarding the grant.

Nasdaq - Trust Stamp received approval from Nasdaq to have its Class A Common stock listed on the Nasdaq Capital Market under the symbol “IDAI” and trading commenced on January 31, 2022. The Company’s shares continue to trade on the Euronext Growth market in Dublin under ticker symbol “AIID”.

Regulation A Warrant Offering – On January 26, 2022, the Company commenced an offering pursuant to Regulation A in which it qualified for issuance 1,435,068 shares of our Class A Common Stock that may be issued upon exercise of the warrants of the Company issued in the Company’s Regulation Crowdfunding offering (the “Reg CF Warrants”), the Company’s Regulation D offering (the “Reg D Warrants”), and the Company’s Regulation S offering (the “Reg S Warrants”). The Reg CF Warrants, Reg D Warrants, and Reg S Warrants are exercisable into Class A Common Stock of our Company at an exercise price of $4.00 per share, for maximum gross proceeds of $5,740,272. As April 6, 2022, the Company has received $57 thousand in proceeds from the exercise of 14,250 warrants in this offering.

U.S. Immigration and Customs Enforcement (“ICE”) Services Contract Extension – Effective March 27, 2022, Trust Stamp agreed to a bilateral modification of the fixed price purchase order announced in September 2021 with ICE, a federal agency under the U.S. Department of Homeland Security. The modification (which covers software development and services related to rapid enrolment in the ICE alternative to detention program) increases the total contract award value to $7,176,364 from the original $3,920,764 and extends the delivery period until September 26, 2022 (subject to a right of early termination by ICE).